TRANSACTIONS WITH RELATED PARTIES (Details 1) - Key Management Personnel Of Entity Or Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Remuneration	$ 14,841	$ 17,826	$ 16,514
Management fees	307	468	556
Non-monetary benefits	748	740	778
Short-term benefits	45,653	36,970	23,459
Long-term benefits	2,412
Share-based payments	(7,210)	13,173	8,085
Termination benefits	1,404
Total	$ 58,155	$ 69,177	$ 49,392